Capital stock	12 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Capital stock	Capital stock
The Company's authorized share capital is comprised of an unlimited number, all without par value, of:
–First preferred shares, issuable in series, carrying one vote per share, each series ranking equal with other series, but prior to second preferred shares, Class A subordinate voting shares and Class B shares (multiple voting) with respect to the payment of dividends;
–Second preferred shares, issuable in series, non-voting, each series ranking equal with other series, but prior to Class A subordinate voting shares and Class B shares (multiple voting) with respect to the payment of dividends;
–Class A subordinate voting shares, carrying one vote per share, participating equally with Class B shares (multiple voting) with respect to the payment of dividends and convertible into Class B shares (multiple voting) under certain conditions in the event of certain takeover bids on Class B shares (multiple voting); and
–Class B shares (multiple voting), carrying ten votes per share, participating equally with Class A subordinate voting shares with respect to the payment of dividends and convertible at any time at the option of the holder into Class A subordinate voting shares.
19.    Capital stock (continued)
For the fiscal years 2024 and 2023, the number of issued and outstanding Class A subordinate voting shares and Class B shares (multiple voting) varied as follows:

Class A subordinate voting shares			Class B shares (multiple voting)			Total
	Number	Carrying value	Number	Carrying value	Number	Carrying value
		$		$		$
As at September 30, 2022	211,302,549	1,456,275	26,445,706	36,894	237,748,255	1,493,169
Release of shares held in trusts	—	13,680	—	—	—	13,680
Purchased and held in trusts	—	(74,455)	—	—	—	(74,455)
Issued upon exercise of stock options	1,646,044	106,051	—	—	1,646,044	106,051
Purchased and cancelled	(6,234,096)	(61,265)	—	—	(6,234,096)	(61,265)
As at September 30, 2023	206,714,497	1,440,286	26,445,706	36,894	233,160,203	1,477,180
Release of shares held in trusts	—	14,078	—	—	—	14,078
Purchased and held in trusts	—	(66,847)	—	—	—	(66,847)
Issued upon exercise of stock options	1,333,876	91,800	—	—	1,333,876	91,800
Purchased and cancelled	(6,597,158)	(45,878)	—	—	(6,597,158)	(45,878)
Conversion of shares	2,322,948	3,241	(2,322,948)	(3,241)	—	—
As at September 30, 2024	203,774,163	1,436,680	24,122,758	33,653	227,896,921	1,470,333
a)Shares held in trusts
During the year ended September 30, 2024, 171,751 shares held in trust were released (172,018 during the year ended September 30, 2023) with a recorded value of $14,078,000 ($13,680,000 during the year ended September 30, 2023) that was removed from contributed surplus.
During the year ended September 30, 2024, the Company settled the withholding tax obligations of the employees under the Share Unit Plan for a cash payment of $15,407,000 ($13,879,000 during the year ended September 30, 2023).
During the year ended September 30, 2024, the trustees, in accordance with the terms of the Share Unit Plan and Trust Agreements, purchased 463,364 Class A subordinate voting shares of the Company on the open market (640,052 during the year ended September 30, 2023) for a total cash consideration of $66,847,000 ($74,455,000 during the year ended September 30, 2023).
As at September 30, 2024, 2,601,356 Class A subordinate voting shares were held in trusts under the Share Unit Plan (2,309,743 as at September 30, 2023).
b)Exercises of stock options
The carrying value of Class A subordinate voting shares includes $15,265,000 which corresponds to a reduction in contributed surplus representing the value of accumulated compensation costs associated with the stock options exercised during the year ended September 30, 2024 ($17,735,000 during the year ended September 30, 2023).
c)Shares purchased and cancelled
On January 30, 2024, the Company’s Board of Directors authorized and subsequently received regulatory approval from the Toronto Stock Exchange (TSX), for the renewal of its Normal Course Issuer Bid (NCIB), which allows for the purchase for cancellation of up to 20,457,737 Class A subordinate voting shares on the open market through the TSX, the New York Stock Exchange (NYSE) and/or alternative trading systems or otherwise pursuant to exemption orders issued by securities regulators. The Class A subordinate voting shares were available for purchase for cancellation commencing on February 6, 2024, until no later than February 5, 2025, or on such earlier date when the Company has either acquired the maximum number of Class A subordinate voting shares allowable under the NCIB or elects to terminate the bid.
During the year ended September 30, 2024, the Company purchased for cancellation 1,965,800 Class A subordinate voting shares (2,857,550 during the year ended September 30, 2023) under its previous and current NCIB for a total cash consideration of $275,218,000 ($386,906,000 during the year ended September 30, 2023) and the excess of the purchase price over the carrying value in the amount of $258,883,000 ($363,747,000 during the year ended September 30, 2023) was charged to retained earnings.
19.    Capital stock (continued)
c)Shares purchased and cancelled (continued)
In addition, during the year ended September 30, 2024, the Company entered into a private agreement with the Founder and Executive Chairman of the Board of the Company, as well as a wholly-owned holding company, to purchase for cancellation 1,674,930 Class A subordinate voting shares under its current NCIB for a total cash consideration of $250,000,000, excluding transaction costs of $370,000. The excess of the purchase price over the carrying value in the amount of $244,821,000 was charged to retained earnings. The 1,674,930 Class A subordinate voting shares purchased for cancellation on February 23, 2024, included 1,266,366 Class B shares (multiple voting) converted into Class A subordinate voting shares on February 23, 2024, by a holding company wholly-owned by the Founder and Executive Chairman of the Board of the Company. The repurchase transaction was reviewed and recommended for approval by an independent committee of the Board of Directors of the Company following the receipt of an external opinion regarding the reasonableness of the financial terms of the transaction, and ultimately approved by the Board of Directors. The purchase was made pursuant to an exemption order issued by the Autorité des marchés financiers and is considered within the annual aggregate limit that the Company is entitled to purchase under its current NCIB.
Additionally, also during the year ended September 30, 2024, the Company purchased for cancellation 2,887,878 Class A subordinate voting shares under its current NCIB from the Caisse de dépôt et placement du Québec (CDPQ) for a total cash consideration of $400,000,000 (3,344,996 and $400,000,000, respectively during the year ended September 30, 2023). The excess of the purchase price over the carrying value in the amount of $375,636,000 was charged to retained earnings ($361,791,000 during the year ended September 30, 2023). The purchase was made pursuant to an exemption order issued by the Autorité des marchés financiers and is considered within the annual aggregate limit that the Company is entitled to purchase under its current NCIB.
During the year ended September 30, 2024, the Company also paid for and cancelled 68,550 Class A subordinate voting shares under its previous NCIB, with a carrying value of $558,000 and for a total cash consideration of $9,177,000, which were purchased but were neither paid nor cancelled as at September 30, 2023 (100,100 Class A subordinate voting shares, $778,000 and $10,291,000, respectively, during the year ended September 30, 2023, which were purchased, or committed to be purchased, but were neither paid nor cancelled as at September 30, 2022).
On June 20, 2024, the Canadian government enacted new legislation to implement tax measures on equity repurchased by public companies. The legislation requires a company to pay a 2.0% tax on the fair market value of their repurchased shares. This tax liability can be offset by the issuance of new equity during the relevant taxation year. The tax applies retroactively to repurchases and issuances of equity that occurred on or after January 1, 2024. As of September 30, 2024, the Company has complied with this new legislation, and recorded $13,565,000 of accrued liabilities related to shares repurchased net of issuance of stock options, with a corresponding reduction to retained earnings.
d)Conversion of shares
During the year ended September 30, 2024, the Co-Founder and Advisor to the Executive Chairman of the Board of the Company converted a total of 900,000 Class B shares (multiple voting) into 900,000 Class A subordinate voting shares.
In addition, during the year ended September 30, 2024, a holding company wholly-owned by the Founder and Executive Chairman of the Board of the Company converted a total of 1,422,948 Class B shares (multiple voting) into 1,422,948 Class A subordinate voting shares.
e)Dividends
On November 5, 2024, the Company’s Board of Directors approved a quarterly cash dividend for holders of Class A subordinate voting shares and Class B shares (multiple voting) of $0.15 per share. This dividend is payable on December 20, 2024 to shareholders of record as of the close of business on November 20, 2024. The dividend is designated as an “eligible dividend” for Canadian tax purposes.